Contingencies	12 Months Ended
Dec. 31, 2018
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Contingencies

34. Contingencies

There are contingent Group liabilities that arise in the normal course of business in respect of indemnities, warranties and guarantees in relation to former subsidiaries and in respect of guarantees in relation to subsidiaries, joint ventures and associates. In addition, there are contingent liabilities of the Group in respect of unsettled or disputed tax liabilities, legal claims, contract disputes, royalties, copyright fees, permissions and other rights. None of these claims are expected to result in a material gain or loss to the Group.

As previously reported, on 24 November 2017 the European Commission published an opening decision that the United Kingdom controlled foreign company group financing partial exemption (“FCPE”) constitutes State Aid. A press release on the final decision was published on 2 April 2019, stating that the FCPE is partly justified. The full decision has not yet been published. The Group has benefited from the FCPE in 2018 and prior years by approximately £116m. The Group is in the process of assessing the impact of the decision. No provision is currently recorded.